Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 18,093	$ 12,681
Short-term investments	32,499	30,338
Trade receivables, net	27,674	30,662
Other accounts receivables	3,308	2,132
Inventories	29,316	21,070
Total Current Assets	110,890	96,883
Non-Current Assets
Property, plant and equipment, net	25,004	25,178
Other long term assets	174	49
Deferred taxes	2,048
Total Non-Current Assets	27,226	25,227
Total Assets	138,116	122,110
Current Liabilities
Current maturities of loans and capital leases	562	614
Trade payables	17,285	18,036
Other accounts payables	5,261	5,820
Deferred revenues	461	4,927
Total Current Liabilities	23,569	29,397
Non-Current Liabilities
Loans and capital leases	716	1,370
Deferred revenues	668	707
Employee benefit liabilities, net	787	1,144
Total Non-Current Liabilities	2,171	3,221
Shareholder's Equity
Ordinary shares	10,409	10,400
Additional paid in capital net	179,147	177,874
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	(57)	46
Capital reserve from securities measured at fair value through other comprehensive income	34	(4)
Capital reserve from share-based payments	9,353	9,566
Capital reserve from employee benefits	4	(337)
Accumulated deficit	(83,024)	(104,563)
Total Shareholder's Equity	112,376	89,492
Total Liabilities and Shareholder's Equity	$ 138,116	$ 122,110